Pay vs Performance Disclosure - USD ($)	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jan. 09, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year(1)(2)	Summary Compensation Table Total for Meeker ($)	Summary Compensation Table Total for Joneja ($)	Compensation Actually Paid to Meeker ($)	Compensation Actually Paid to Joneja ($)	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:(3)	Net Loss (in thousands) ($)
							Total Stockholder Return ($)
2024	1,448,300	—	1,506,740	—	1,198,599	1,239,244	11.15	(37,010)
2023	1,227,792	—	871,462	—	1,536,159	637,825	13.04	(61,519)
2022	432,692	4,643,141	(2,639,437)	25,181,223	928,518	(568,608)	33.27	(68,299)

Named Executive Officers, Footnote	During Fiscal Year 2022, Mr. Joneja served as our Principal Executive Officer (‘‘PEO’’) until January 10, 2022 when Mr. Meeker resumed the role of our PEO. Our other NEOs for the applicable fiscal years were as follows:
•Fiscal Year 2024: Mr. Ibrahim, Ms. Koehler, Mr. Sitaraman
•Fiscal Year 2023: Mr. Ibrahim, Ms. Koehler, Mr. Sitaraman, Ms. Gustafson, Mr. Richburg and Mr. Yeaton
•Fiscal Year 2022: Ms. Koehler, Mr. Richburg, Mr. Sitaraman, Mr. Novotny, Mr. Toth and Mr. Yeaton

Adjustment To PEO Compensation, Footnote	The Summary Compensation Table totals reported for our PEOs and the average of the Non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “Compensation Actually Paid”:

	2024			2023			2022
	Meeker ($)	Joneja ($)	Average for other NEOs ($)	Meeker ($)	Joneja ($)	Average for other NEOs ($)	Meeker ($)	Joneja ($)	Average for other NEOs ($)
Summary Compensation Table Total	1,448,300	—	1,198,599	1,227,792	—	1,536,159	432,692	4,643,141	928,518
Adjustments
Deduction for amount reported under the "Stock Awards" and "Option Awards" Columns of the Summary Compensation Table	(776,300)	—	(370,000)	(708,561)	—	(1,164,876)	—	(3,215,608)	(521,299)
Increase/deduction for the inclusion of Rule 402(v) Equity Values(*):
Fiscal year end fair value of awards granted during covered fiscal year	842,800	—	369,933	57,600	—	311,250	—	—	365,657
Change in covered fiscal year end fair value (compared to prior fiscal year end fair value) of outstanding and unvested awards granted in prior fiscal years	(36,410)	—	(160,265)	(237,799)	—	(90,094)	(5,580,116)	—	(1,746,684)
Fair value as of vesting date of awards granted and vested in the same fiscal year	—	—	—	—	—	18,680	—	—	91,656
Fair value as of vesting date of awards granted in prior fiscal years	28,350	—	200,977	532,430	—	26,706	2,507,987	23,753,690	313,544
Fair value at the end of the prior fiscal year of awards granted in any prior fiscal years that failed to meet vesting conditions in the covered fiscal year	—	—	—	—	—	—	—	—	—
Total	58,440	—	40,645	352,231	—	266,542	(3,072,129)	23,753,690	(975,827)
COMPENSATION ACTUALLY PAID	1,506,740	—	1,239,244	871,462	—	637,825	(2,639,437)	25,181,223	(568,608)
(*) Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year. The Rule 402(v) Equity Values reflect the aggregate of the following components, as applicable: (i) add the fair value as of the end of the covered fiscal year of all awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) add, for awards that are granted and vest in the same fiscal year, the fair value as of the vesting date; (iv) add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, and (v) subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant or the Company’s approach to valuation employed in its financial statements. Any awards subject to performance-based vesting conditions are valued based on the attainment level as of the applicable vesting date or, in the case of awards that remain subject to performance conditions as of the end of the applicable fiscal year, based on the probably level of achievement as of such date.

Non-PEO NEO Average Total Compensation Amount				$ 1,198,599	$ 1,536,159	$ 928,518
Non-PEO NEO Average Compensation Actually Paid Amount				$ 1,239,244	637,825	(568,608)
Adjustment to Non-PEO NEO Compensation Footnote	The Summary Compensation Table totals reported for our PEOs and the average of the Non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “Compensation Actually Paid”:

	2024			2023			2022
	Meeker ($)	Joneja ($)	Average for other NEOs ($)	Meeker ($)	Joneja ($)	Average for other NEOs ($)	Meeker ($)	Joneja ($)	Average for other NEOs ($)
Summary Compensation Table Total	1,448,300	—	1,198,599	1,227,792	—	1,536,159	432,692	4,643,141	928,518
Adjustments
Deduction for amount reported under the "Stock Awards" and "Option Awards" Columns of the Summary Compensation Table	(776,300)	—	(370,000)	(708,561)	—	(1,164,876)	—	(3,215,608)	(521,299)
Increase/deduction for the inclusion of Rule 402(v) Equity Values(*):
Fiscal year end fair value of awards granted during covered fiscal year	842,800	—	369,933	57,600	—	311,250	—	—	365,657
Change in covered fiscal year end fair value (compared to prior fiscal year end fair value) of outstanding and unvested awards granted in prior fiscal years	(36,410)	—	(160,265)	(237,799)	—	(90,094)	(5,580,116)	—	(1,746,684)
Fair value as of vesting date of awards granted and vested in the same fiscal year	—	—	—	—	—	18,680	—	—	91,656
Fair value as of vesting date of awards granted in prior fiscal years	28,350	—	200,977	532,430	—	26,706	2,507,987	23,753,690	313,544
Fair value at the end of the prior fiscal year of awards granted in any prior fiscal years that failed to meet vesting conditions in the covered fiscal year	—	—	—	—	—	—	—	—	—
Total	58,440	—	40,645	352,231	—	266,542	(3,072,129)	23,753,690	(975,827)
COMPENSATION ACTUALLY PAID	1,506,740	—	1,239,244	871,462	—	637,825	(2,639,437)	25,181,223	(568,608)
(*) Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year. The Rule 402(v) Equity Values reflect the aggregate of the following components, as applicable: (i) add the fair value as of the end of the covered fiscal year of all awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (iii) add, for awards that are granted and vest in the same fiscal year, the fair value as of the vesting date; (iv) add the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, and (v) subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant or the Company’s approach to valuation employed in its financial statements. Any awards subject to performance-based vesting conditions are valued based on the attainment level as of the applicable vesting date or, in the case of awards that remain subject to performance conditions as of the end of the applicable fiscal year, based on the probably level of achievement as of such date.

Compensation Actually Paid vs. Total Shareholder Return				Relationship Between Compensation Actually Paid to our PEO and the Average Compensation Actually Paid to the Non-PEO NEOs and the Company’s Cumulative TSR. Mr. Meeker's CAP fluctuated from a negative $2,639,437 in fiscal year 2022 to $1,506,740 in fiscal year 2024. Mr. Joneja's CAP was $25,181,223 for fiscal year 2022, which had declined from his CAP for the prior year due to the decline in our stock price since the Business Combination. Mr. Joneja did not exercise any portion of his initial stock option award granted in fiscal year 2021, which was reflected in the fiscal 2022 CAP but was underwater and expired on June 30, 2023 and, thus, recognized no value from such award despite it being reflected as CAP per SEC disclosure rules. The Average CAP for the Non-PEO NEOs in fiscal year 2022 was a negative $568,608 compared to a positive $637,825 in fiscal year 2023 and $1,239,244 in fiscal year 2024. These fluctuations were primarily the result of volatility in the price of our common stock prior to, and after, the Business Combination as well as the timing of the Business Combination. In this time, our cumulative TSR decreased from $33.27 to $13.04 to $11.15 at the end of fiscal year 2024.
Compensation Actually Paid vs. Net Income				Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and our Net Loss. Net income/(loss) is not a component of our executive compensation program. Our Net Loss improved by 9.9% from fiscal year 2022 to fiscal year 2023 and an additional 39.8% from fiscal year 2023 to fiscal year 2024, which was the result of the Company successfully navigating the changing market environment and macro economic factors. As described above, Mr. Meeker's CAP fluctuated from a negative $2,639,437 in fiscal year 2022 to $1,506,740 in fiscal year 2024. Mr. Joneja's CAP was $25,181,223 in fiscal year 2022, a decrease from fiscal year 2021, due to the decline in our stock price since the Business Combination. Mr. Joneja did not exercise any portion of his initial stock option award granted in fiscal year 2021, which was reflected in the fiscal 2022 CAP but was underwater and expired on June 30, 2023 and, thus, recognized no value from such award despite it being reflected as CAP per SEC disclosure rules. The Average CAP for the Non-PEO NEOs also fluctuated from a negative $568,608 in fiscal year 2022 to $1,239,244 in fiscal year 2024. These fluctuations were primarily the result of volatility in the price of our common stock prior to, and after, the Business Combination as well as the timing of the Business Combination.
Total Shareholder Return Amount				$ 11.15	13.04	33.27
Net Income (Loss)				$ (37,010,000)	(61,519,000)	(68,299,000)
PEO Name	Mr. Meeker	Mr. Joneja	Mr. Joneja	Mr. Meeker
Additional 402(v) Disclosure				The Company TSR reflects the cumulative total stockholder return on our common stock, assuming an initial investment of $100 in our common stock at the market close on March 31, 2021 through March 28, 2024, the last business day of our 2024 fiscal year.
Mr. Meeker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 1,448,300	1,227,792	432,692
PEO Actually Paid Compensation Amount				1,506,740	871,462	(2,639,437)
Non-PEO NEO Average Total Compensation Amount				1,198,599
Mr. Joneja [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					0	4,643,141
PEO Actually Paid Compensation Amount				0	0	25,181,223
PEO | Mr. Meeker [Member] | Deduction for amount reported under the "Stock Awards" and "Option Awards" Columns of the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				(776,300)	(708,561)	0
PEO | Mr. Meeker [Member] | Year end fair value of awards granted during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				842,800	57,600	0
PEO | Mr. Meeker [Member] | Change in covered fiscal year end fair value (compared to prior fiscal year end fair value) of outstanding and unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				(36,410)	(237,799)	(5,580,116)
PEO | Mr. Meeker [Member] | Fair value as of vesting date of awards granted and vested in the same year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0	0	0
PEO | Mr. Meeker [Member] | Fair value as of vesting date of awards granted in prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				28,350	532,430	2,507,987
PEO | Mr. Meeker [Member] | Fair value at the end of the prior year of awards granted in any prior years that fail to meet vesting conditions in the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0	0	0
PEO | Mr. Meeker [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				58,440	352,231	(3,072,129)
PEO | Mr. Joneja [Member] | Deduction for amount reported under the "Stock Awards" and "Option Awards" Columns of the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0	0	(3,215,608)
PEO | Mr. Joneja [Member] | Year end fair value of awards granted during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0	0	0
PEO | Mr. Joneja [Member] | Change in covered fiscal year end fair value (compared to prior fiscal year end fair value) of outstanding and unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0	0	0
PEO | Mr. Joneja [Member] | Fair value as of vesting date of awards granted and vested in the same year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0	0	0
PEO | Mr. Joneja [Member] | Fair value as of vesting date of awards granted in prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0	0	23,753,690
PEO | Mr. Joneja [Member] | Fair value at the end of the prior year of awards granted in any prior years that fail to meet vesting conditions in the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0	0	0
PEO | Mr. Joneja [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	23,753,690
Non-PEO NEO | Deduction for amount reported under the "Stock Awards" and "Option Awards" Columns of the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				(370,000)	(1,164,876)	(521,299)
Non-PEO NEO | Year end fair value of awards granted during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				369,933	311,250	365,657
Non-PEO NEO | Change in covered fiscal year end fair value (compared to prior fiscal year end fair value) of outstanding and unvested awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				(160,265)	(90,094)	(1,746,684)
Non-PEO NEO | Fair value as of vesting date of awards granted and vested in the same year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0	18,680	91,656
Non-PEO NEO | Fair value as of vesting date of awards granted in prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				200,977	26,706	313,544
Non-PEO NEO | Fair value at the end of the prior year of awards granted in any prior years that fail to meet vesting conditions in the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards				0	0	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 40,645	$ 266,542	$ (975,827)